Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Other Than Goodwill [Abstract]
Favorable lease terms purchase options for vessels	$ 21,782
Favorable lease terms transfers to vessels cost		90
Intangible liabilities purchase options held by third parties	9,405
Favorable lease terms write off	9,207
Unfavorable Lease Terms Write Off	6,485
Write off of fully amortized favorable lease terms	14,470
Navios Astra [Member]
Property Plant And Equipment [Line Items]
Vessel Capacity	53,468
Delivery Date	Feb. 21, 2011
Unamortized Portion Of Favorable Lease Term	$ 1,513